Structured Entities (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
(millions of Canadian dollars)							As at
			October 31, 2018				October 31, 2017
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total
FINANCIAL ASSETS
Trading loans, securities, and other	$9,460	$719	$11	$10,190	$7,395	$609	$14	$8,018
Non-trading financial assets at fair value through profit or loss	1,810	367	–	2,177	n/a	n/a	n/a	n/a
Derivatives[1]	–	826	–	826	–	13	–	13
Financial assets designated at fair value through profit or loss	–	3	–	3	–	163	30	193
Financial assets at fair value through other comprehensive income	47,575	1,262	–	48,837	n/a	n/a	n/a	n/a
Available-for-sale securities	n/a	n/a	n/a	n/a	63,615	2,622	–	66,237
Debt securities at amortized cost, net of allowance for credit losses	68,736	–	–	68,736	n/a	n/a	n/a	n/a
Held-to-maturity securities	n/a	n/a	n/a	n/a	42,095	–	–	42,095
Loans	2,438	–	–	2,438	4,174	–	–	4,174
Other	6	–	2,897	2,903	8	–	2,872	2,880
Total assets	130,025	3,177	2,908	136,110	117,287	3,407	2,916	123,610
FINANCIAL LIABILITIES
Derivatives[1]	–	59	–	59	–	493	–	493
Obligations related to securities sold short	2,937	629	–	3,566	2,330	1,005	–	3,335
Total liabilities	2,937	688	–	3,625	2,330	1,498	–	3,828
Off-balance sheet exposure[2]	16,172	3,450	1,164	20,786	14,702	3,094	935	18,731
Maximum exposure to loss from involvement with unconsolidated structured entities	$143,260	$5,939	$4,072	$153,271	$129,659	$5,003	$3,851	$138,513

Size of sponsored unconsolidated structured entities[3]	$10,216	$11,162	$1,750	$23,128	$13,020	$1,860	$1,750	$16,630

[1]

Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity's cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

[2]

For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.

[3]

The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.